Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 9.2%
159,296		Activision Blizzard, Inc.	$12,761,203	0.2
61,496	(1)	Alphabet, Inc. - Class A	171,041,900	2.2
56,795	(1)	Alphabet, Inc. - Class C	158,627,867	2.0
1,460,141		AT&T, Inc.	34,503,132	0.4
24,371	(1)	Charter Communications, Inc.	13,294,868	0.2
924,992		Comcast Corp. – Class A	43,308,125	0.6
34,667	(1),(2)	Discovery, Inc. - Class A	863,902	0.0
62,105	(1)	Discovery, Inc. - Class C	1,550,762	0.0
51,058	(1)	Dish Network Corp. - Class A	1,615,986	0.0
57,502		Electronic Arts, Inc.	7,274,578	0.1
64,574		Fox Corp. - Class A	2,547,444	0.0
29,809		Fox Corp. - Class B	1,081,471	0.0
80,485		Interpublic Group of Cos., Inc.	2,853,193	0.0
27,621	(1)	Live Nation Entertainment, Inc.	3,249,334	0.0
188,423	(2)	Lumen Technologies, Inc.	2,123,527	0.0
57,883	(1)	Match Group, Inc.	6,294,197	0.1
472,144	(1)	Meta Platforms, Inc.	104,985,940	1.3
90,778	(1)	NetFlix, Inc.	34,004,531	0.4
79,923		News Corp - Class A	1,770,295	0.0
24,756		News Corp - Class B	557,505	0.0
42,733	(2)	Omnicom Group	3,627,177	0.0
124,055		Paramount Global - Class B	4,690,520	0.1
23,599	(1)	Take-Two Interactive Software, Inc.	3,628,110	0.1
120,052	(1)	T-Mobile US, Inc.	15,408,674	0.2
163,499	(1),(2)	Twitter, Inc.	6,325,776	0.1
858,377		Verizon Communications, Inc.	43,725,724	0.6
372,270	(1)	Walt Disney Co.	51,060,553	0.6
			732,776,294	9.2

		Consumer Discretionary: 11.9%
12,750		Advance Auto Parts, Inc.	2,638,740	0.0
89,479	(1)	Amazon.com, Inc.	291,697,066	3.7
55,313	(1)	Aptiv PLC	6,621,519	0.1
4,219	(1)	Autozone, Inc.	8,626,083	0.1
52,697		Bath & Body Works, Inc.	2,518,917	0.0
44,269		Best Buy Co., Inc.	4,024,052	0.1
8,396	(1)	Booking Holdings, Inc.	19,717,586	0.3
49,027		BorgWarner, Inc.	1,907,150	0.0
43,711	(1)	Caesars Entertainment, Inc.	3,381,483	0.0
33,059	(1)	Carmax, Inc.	3,189,532	0.0
165,381	(1),(2)	Carnival Corp.	3,344,004	0.0
5,753	(1)	Chipotle Mexican Grill, Inc.	9,101,419	0.1
65,936		D.R. Horton, Inc.	4,912,891	0.1
26,116		Darden Restaurants, Inc.	3,472,122	0.1
47,378		Dollar General Corp.	10,547,764	0.1
45,997	(1)	Dollar Tree, Inc.	7,366,420	0.1
7,440		Domino's Pizza, Inc.	3,028,154	0.0
128,001		eBay, Inc.	7,329,337	0.1
25,923	(1),(2)	Etsy, Inc.	3,221,710	0.0
30,718	(1)	Expedia Group, Inc.	6,010,591	0.1
804,273		Ford Motor Co.	13,600,256	0.2
31,066		Garmin Ltd.	3,684,738	0.1
297,103	(1)	General Motors Co.	12,995,285	0.2
29,121		Genuine Parts Co.	3,669,828	0.1
26,514		Hasbro, Inc.	2,172,027	0.0
56,991	(1)	Hilton Worldwide Holdings, Inc.	8,647,814	0.1
213,519		Home Depot, Inc.	63,912,642	0.8
70,297	(1)	Las Vegas Sands Corp.	2,732,444	0.0
53,444		Lennar Corp. - Class A	4,338,050	0.1
54,834		LKQ Corp.	2,490,012	0.0
137,763		Lowe's Cos, Inc.	27,854,301	0.4
55,938	(1)	Marriott International, Inc.	9,831,104	0.1
152,791		McDonald's Corp.	37,782,158	0.5
77,016		MGM Resorts International	3,230,051	0.0
11,218	(1)	Mohawk Industries, Inc.	1,393,276	0.0
77,415		Newell Brands, Inc.	1,657,455	0.0
260,966		Nike, Inc. - Class B	35,115,585	0.4
85,243	(1),(2)	Norwegian Cruise Line Holdings Ltd.	1,865,117	0.0
669	(1)	NVR, Inc.	2,988,604	0.0
13,777	(1)	O'Reilly Automotive, Inc.	9,436,694	0.1
33,968	(1),(2)	Penn National Gaming, Inc.	1,440,923	0.0
8,197		Pool Corp.	3,466,101	0.1
50,842		Pulte Group, Inc.	2,130,280	0.0
14,309		PVH Corp.	1,096,213	0.0
9,464		Ralph Lauren Corp.	1,073,596	0.0
72,246		Ross Stores, Inc.	6,535,373	0.1
45,851	(1)	Royal Caribbean Cruises Ltd.	3,841,397	0.1
235,205		Starbucks Corp.	21,396,599	0.3
53,979		Tapestry, Inc.	2,005,320	0.0
97,968		Target Corp.	20,790,769	0.3
171,173	(1)	Tesla, Inc.	184,456,025	2.3
243,911		TJX Cos., Inc.	14,776,128	0.2
23,272		Tractor Supply Co.	5,430,987	0.1
11,066	(1)	Ulta Beauty, Inc.	4,406,703	0.1
38,734	(1)	Under Armour, Inc. - Class A	659,253	0.0
43,975	(1)	Under Armour, Inc. - Class C	684,251	0.0
66,002		VF Corp.	3,752,874	0.1
12,064	(2)	Whirlpool Corp.	2,084,418	0.0
21,521	(1),(2)	Wynn Resorts Ltd.	1,716,085	0.0
59,093		Yum! Brands, Inc.	7,004,293	0.1
			940,801,569	11.9

		Consumer Staples: 6.0%
372,790		Altria Group, Inc.	19,478,278	0.3
114,413		Archer-Daniels-Midland Co.	10,326,917	0.1
37,367		Brown-Forman Corp. - Class B	2,504,336	0.0
41,337	(2)	Campbell Soup Co.	1,842,390	0.0
49,482		Church & Dwight Co., Inc.	4,917,521	0.1
25,162		Clorox Co.	3,498,273	0.0
794,884		Coca-Cola Co.	49,282,808	0.6
172,340		Colgate-Palmolive Co.	13,068,542	0.2
98,085		Conagra Brands, Inc.	3,292,714	0.0
33,603		Constellation Brands, Inc.	7,739,443	0.1
90,670		Costco Wholesale Corp.	52,212,320	0.7
47,524		Estee Lauder Cos., Inc.	12,941,736	0.2
123,340		General Mills, Inc.	8,352,585	0.1
29,728		Hershey Co.	6,439,977	0.1
57,689	(2)	Hormel Foods Corp.	2,973,291	0.0
22,157		JM Smucker Co.	3,000,279	0.0
52,313		Kellogg Co.	3,373,665	0.0
68,866		Kimberly-Clark Corp.	8,481,537	0.1
145,165		Kraft Heinz Co.	5,718,049	0.1
136,809		Kroger Co.	7,848,732	0.1
29,690		Lamb Weston Holdings, Inc.	1,778,728	0.0
51,066		McCormick & Co., Inc.	5,096,387	0.1
38,524	(2)	Molson Coors Beverage Co.	2,056,411	0.0
283,876		Mondelez International, Inc.	17,821,735	0.2
76,818	(1)	Monster Beverage Corp.	6,137,758	0.1
282,878		PepsiCo, Inc.	47,348,120	0.6
316,898		Philip Morris International, Inc.	29,769,398	0.4
490,135		Procter & Gamble Co.	74,892,628	1.0
103,759		Sysco Corp.	8,471,922	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
59,799		Tyson Foods, Inc.	$5,359,784	0.1
146,508		Walgreens Boots Alliance, Inc.	6,559,163	0.1
289,263		Walmart, Inc.	43,077,046	0.5
			475,662,473	6.0

		Energy: 3.8%
74,280		APA Corp.	3,069,992	0.0
185,186		Baker Hughes Co.	6,742,622	0.1
394,160		Chevron Corp.	64,181,073	0.8
266,273		ConocoPhillips	26,627,300	0.3
166,355		Coterra Energy, Inc.	4,486,594	0.1
128,738		Devon Energy Corp.	7,612,278	0.1
34,823		Diamondback Energy, Inc.	4,773,537	0.1
119,635		EOG Resources, Inc.	14,264,081	0.2
865,650		Exxon Mobil Corp.	71,494,033	0.9
183,734		Halliburton Co.	6,958,007	0.1
56,364		Hess Corp.	6,033,202	0.1
398,730		Kinder Morgan, Inc.	7,539,984	0.1
159,190		Marathon Oil Corp.	3,997,261	0.1
118,390		Marathon Petroleum Corp.	10,122,345	0.1
181,425		Occidental Petroleum Corp.	10,294,054	0.1
91,182		Oneok, Inc.	6,440,185	0.1
95,663		Phillips 66	8,264,327	0.1
46,424		Pioneer Natural Resources Co.	11,607,393	0.1
286,954		Schlumberger NV	11,854,070	0.1
83,596		Valero Energy Corp.	8,488,338	0.1
248,441		Williams Cos., Inc.	8,300,414	0.1
			303,151,090	3.8

		Financials: 11.0%
122,676		Aflac, Inc.	7,899,108	0.1
57,375		Allstate Corp.	7,947,011	0.1
125,767		American Express Co.	23,518,429	0.3
169,773		American International Group, Inc.	10,656,651	0.1
22,676		Ameriprise Financial, Inc.	6,810,963	0.1
43,921		Aon PLC	14,301,995	0.2
42,623		Arthur J. Gallagher & Co.	7,441,976	0.1
11,650		Assurant, Inc.	2,118,320	0.0
1,453,488		Bank of America Corp.	59,912,775	0.8
151,272		Bank of New York Mellon Corp.	7,507,629	0.1
374,467	(1)	Berkshire Hathaway, Inc. – Class B	132,153,149	1.7
29,155		Blackrock, Inc.	22,279,376	0.3
47,943		Brown & Brown, Inc.	3,464,841	0.0
84,631		Capital One Financial Corp.	11,111,204	0.1
21,806		Cboe Global Markets, Inc.	2,495,043	0.0
307,401		Charles Schwab Corp.	25,916,978	0.3
88,075		Chubb Ltd.	18,839,243	0.2
30,643		Cincinnati Financial Corp.	4,166,222	0.1
405,756		Citigroup, Inc.	21,667,370	0.3
87,146		Citizens Financial Group, Inc.	3,950,328	0.1
73,487		CME Group, Inc.	17,479,618	0.2
26,722		Comerica, Inc.	2,416,470	0.0
58,888		Discover Financial Services	6,488,869	0.1
8,050		Everest Re Group Ltd.	2,426,109	0.0
7,728		Factset Research Systems, Inc.	3,355,111	0.0
139,810		Fifth Third Bancorp	6,017,422	0.1
36,654		First Republic Bank	5,941,613	0.1
57,496	(2)	Franklin Resources, Inc.	1,605,288	0.0
18,996		Globe Life, Inc.	1,910,998	0.0
69,410		Goldman Sachs Group, Inc.	22,912,241	0.3
68,478		Hartford Financial Services Group, Inc.	4,917,405	0.1
293,979		Huntington Bancshares, Inc.	4,297,973	0.1
114,884		Intercontinental Exchange, Inc.	15,178,474	0.2
69,784	(2)	Invesco Ltd.	1,609,219	0.0
604,272		JPMorgan Chase & Co.	82,374,359	1.0
189,925		Keycorp	4,250,522	0.1
34,059		Lincoln National Corp.	2,226,096	0.0
40,093		Loews Corp.	2,598,828	0.0
26,317		M&T Bank Corp.	4,460,732	0.1
7,775		MarketAxess Holdings, Inc.	2,645,055	0.0
103,237		Marsh & McLennan Cos., Inc.	17,593,650	0.2
143,474		Metlife, Inc.	10,083,353	0.1
33,070		Moody's Corp.	11,158,149	0.1
289,861		Morgan Stanley	25,333,851	0.3
16,617		MSCI, Inc. - Class A	8,356,357	0.1
23,935		Nasdaq, Inc.	4,265,217	0.1
42,482		Northern Trust Corp.	4,947,029	0.1
87,498		People's United Financial, Inc.	1,749,085	0.0
85,879		PNC Financial Services Group, Inc.	15,840,382	0.2
49,675	(2)	Principal Financial Group, Inc.	3,646,642	0.0
119,494		Progressive Corp.	13,621,121	0.2
77,291		Prudential Financial, Inc.	9,133,477	0.1
38,204		Raymond James Financial, Inc.	4,199,002	0.1
192,614		Regions Financial Corp.	4,287,588	0.1
72,422	(2)	S&P Global, Inc.	29,706,056	0.4
12,827		Signature Bank	3,764,596	0.1
74,834		State Street Corp.	6,519,538	0.1
12,012	(1)	SVB Financial Group	6,720,113	0.1
106,586		Synchrony Financial	3,710,259	0.0
46,865		T. Rowe Price Group, Inc.	7,085,519	0.1
49,319		Travelers Cos, Inc.	9,012,061	0.1
272,949		Truist Financial Corp.	15,476,208	0.2
276,128		US Bancorp	14,676,203	0.2
794,541		Wells Fargo & Co.	38,503,457	0.5
24,957		Willis Towers Watson PLC	5,895,343	0.1
42,834		WR Berkley Corp.	2,852,316	0.0
31,003		Zions Bancorp NA	2,032,557	0.0
			869,440,142	11.0

		Health Care: 13.5%
361,567		Abbott Laboratories	42,795,070	0.5
361,484		AbbVie, Inc.	58,600,171	0.7
9,307	(1)	Abiomed, Inc.	3,082,851	0.0
61,417		Agilent Technologies, Inc.	8,127,312	0.1
14,995	(1)	Align Technology, Inc.	6,537,820	0.1
30,789		AmerisourceBergen Corp.	4,763,366	0.1
115,173		Amgen, Inc.	27,851,135	0.4
49,629		Anthem, Inc.	24,378,757	0.3
102,378		Baxter International, Inc.	7,938,390	0.1
58,228		Becton Dickinson & Co.	15,488,648	0.2
30,036	(1)	Biogen, Inc.	6,325,582	0.1
4,418	(1)	Bio-Rad Laboratories, Inc.	2,488,350	0.0
8,033		Bio-Techne Corp.	3,478,610	0.0
291,372	(1)	Boston Scientific Corp.	12,904,866	0.2
445,692		Bristol-Myers Squibb Co.	32,548,887	0.4
56,651		Cardinal Health, Inc.	3,212,112	0.0
36,622	(1)	Catalent, Inc.	4,061,380	0.1
119,311	(1)	Centene Corp.	10,044,793	0.1
60,161		Cerner Corp.	5,628,663	0.1
10,319	(1)	Charles River Laboratories International, Inc.	2,930,286	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
66,034		Cigna Corp.	$15,822,407	0.2
10,080		Cooper Cos., Inc.	4,209,307	0.1
268,373		CVS Health Corp.	27,162,031	0.3
130,116		Danaher Corp.	38,166,926	0.5
12,602	(1)	DaVita, Inc.	1,425,412	0.0
44,699		Dentsply Sirona, Inc.	2,200,085	0.0
19,818	(1)	DexCom, Inc.	10,138,889	0.1
127,660	(1)	Edwards Lifesciences Corp.	15,028,135	0.2
162,346		Eli Lilly & Co.	46,491,024	0.6
256,488		Gilead Sciences, Inc.	15,248,212	0.2
48,969		HCA Healthcare, Inc.	12,272,611	0.2
28,355	(1)	Henry Schein, Inc.	2,472,272	0.0
51,115	(1)	Hologic, Inc.	3,926,654	0.1
26,282		Humana, Inc.	11,437,138	0.2
17,338	(1)	Idexx Laboratories, Inc.	9,484,926	0.1
31,959	(1)	Illumina, Inc.	11,166,475	0.1
38,467	(1)	Incyte Corp., Ltd.	3,055,049	0.0
73,149	(1)	Intuitive Surgical, Inc.	22,067,590	0.3
39,063	(1)	IQVIA Holdings, Inc.	9,031,756	0.1
538,295		Johnson & Johnson	95,402,023	1.2
19,036	(1)	Laboratory Corp. of America Holdings	5,019,032	0.1
30,630		McKesson Corp.	9,376,762	0.1
274,926		Medtronic PLC	30,503,040	0.4
516,487		Merck & Co., Inc.	42,377,758	0.5
4,700	(1)	Mettler Toledo International, Inc.	6,453,993	0.1
72,126	(1)	Moderna, Inc.	12,424,425	0.2
11,941	(1)	Molina Healthcare, Inc.	3,983,398	0.1
51,844		Organon & Co.	1,810,911	0.0
25,804		PerkinElmer, Inc.	4,501,766	0.1
1,147,679		Pfizer, Inc.	59,415,342	0.8
24,332		Quest Diagnostics, Inc.	3,330,078	0.0
21,821	(1)	Regeneron Pharmaceuticals, Inc.	15,240,223	0.2
29,901		Resmed, Inc.	7,251,292	0.1
20,473		STERIS Public Ltd. Co.	4,949,757	0.1
68,650		Stryker Corp.	18,353,578	0.2
9,579		Teleflex, Inc.	3,398,917	0.0
80,572		Thermo Fisher Scientific, Inc.	47,589,852	0.6
192,583		UnitedHealth Group, Inc.	98,211,553	1.2
14,951		Universal Health Services, Inc.	2,167,147	0.0
52,054	(1)	Vertex Pharmaceuticals, Inc.	13,584,532	0.2
247,288		Viatris, Inc.	2,690,493	0.0
12,480	(1)	Waters Corp.	3,873,667	0.1
15,147		West Pharmaceutical Services, Inc.	6,221,024	0.1
42,716		Zimmer Biomet Holdings, Inc.	5,463,376	0.1
96,741		Zoetis, Inc.	18,244,385	0.2
			1,065,832,272	13.5

		Industrials: 7.8%
116,774		3M Co.	17,385,313	0.2
25,744	(1)	Alaska Air Group, Inc.	1,493,409	0.0
18,340		Allegion Public Ltd.	2,013,365	0.0
132,443	(1),(2)	American Airlines Group, Inc.	2,417,085	0.0
47,300		Ametek, Inc.	6,299,414	0.1
26,871		AO Smith Corp.	1,716,788	0.0
112,055	(1)	Boeing Co.	21,458,532	0.3
174,929		Carrier Global Corp.	8,023,993	0.1
110,608		Caterpillar, Inc.	24,645,674	0.3
26,579		CH Robinson Worldwide, Inc.	2,862,824	0.0
18,029		Cintas Corp.	7,669,356	0.1
43,649	(1)	Copart, Inc.	5,476,640	0.1
453,517		CSX Corp.	16,984,212	0.2
29,122		Cummins, Inc.	5,973,213	0.1
57,346		Deere & Co.	23,824,969	0.3
130,866	(1)	Delta Air Lines, Inc.	5,178,368	0.1
29,441		Dover Corp.	4,619,293	0.1
81,503		Eaton Corp. PLC	12,368,895	0.2
121,457		Emerson Electric Co.	11,908,859	0.2
24,946		Equifax, Inc.	5,914,697	0.1
34,639		Expeditors International Washington, Inc.	3,573,359	0.0
117,684		Fastenal Co.	6,990,430	0.1
49,845		FedEx Corp.	11,533,634	0.1
73,319		Fortive Corp.	4,467,327	0.1
27,754		Fortune Brands Home & Security, Inc.	2,061,567	0.0
12,900	(1)	Generac Holdings, Inc.	3,834,654	0.1
47,129		General Dynamics Corp.	11,366,572	0.1
224,782		General Electric Co.	20,567,553	0.3
140,231		Honeywell International, Inc.	27,286,148	0.3
77,602		Howmet Aerospace, Inc.	2,789,016	0.0
8,191		Huntington Ingalls Industries, Inc.	1,633,613	0.0
15,546		IDEX Corp.	2,980,635	0.0
58,404		Illinois Tool Works, Inc.	12,229,798	0.2
83,340		Ingersoll Rand, Inc.	4,196,169	0.1
26,421		Jacobs Engineering Group, Inc.	3,641,078	0.0
17,178		JB Hunt Transport Services, Inc.	3,449,171	0.0
143,668		Johnson Controls International plc	9,420,311	0.1
40,123		L3Harris Technologies, Inc.	9,969,362	0.1
28,696		Leidos Holdings, Inc.	3,099,742	0.0
49,558		Lockheed Martin Corp.	21,874,901	0.3
49,058		Masco Corp.	2,501,958	0.0
73,365		Nielsen Holdings PLC	1,998,463	0.0
11,065		Nordson Corp.	2,512,640	0.0
49,028		Norfolk Southern Corp.	13,983,766	0.2
30,004		Northrop Grumman Corp.	13,418,389	0.2
19,048		Old Dominion Freight Line	5,689,257	0.1
86,893		Otis Worldwide Corp.	6,686,416	0.1
71,013		Paccar, Inc.	6,254,115	0.1
26,270		Parker Hannifin Corp.	7,454,375	0.1
33,836		Pentair PLC	1,834,250	0.0
29,137		Quanta Services, Inc.	3,834,721	0.1
305,141		Raytheon Technologies Corp.	30,230,319	0.4
42,703		Republic Services, Inc.	5,658,147	0.1
22,387		Robert Half International, Inc.	2,556,148	0.0
23,759		Rockwell Automation, Inc.	6,653,233	0.1
46,281	(2)	Rollins, Inc.	1,622,149	0.0
21,569		Roper Technologies, Inc.	10,185,529	0.1
10,927		Snap-On, Inc.	2,245,280	0.0
121,118	(1)	Southwest Airlines Co.	5,547,204	0.1
33,336		Stanley Black & Decker, Inc.	4,660,039	0.1
45,071		Textron, Inc.	3,352,381	0.0
47,752		Trane Technologies PLC	7,291,730	0.1
10,773	(1)	TransDigm Group, Inc.	7,019,040	0.1
130,229		Union Pacific Corp.	35,579,865	0.5
66,210	(1),(2)	United Airlines Holdings, Inc.	3,069,496	0.0
149,093		United Parcel Service, Inc. - Class B	31,974,485	0.4
14,808	(1)	United Rentals, Inc.	5,259,950	0.1
32,953		Verisk Analytics, Inc.	7,072,702	0.1
78,692		Waste Management, Inc.	12,472,682	0.2

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
38,200		Westinghouse Air Brake Technologies Corp.	$3,673,694	0.0
8,849		WW Grainger, Inc.	4,564,226	0.1
36,872		Xylem, Inc.	3,143,707	0.0
			615,200,295	7.8

		Information Technology: 27.7%
129,227		Accenture PLC	43,579,221	0.6
96,450	(1)	Adobe, Inc.	43,944,549	0.6
334,274	(1)	Advanced Micro Devices, Inc.	36,549,519	0.5
33,223	(1)	Akamai Technologies, Inc.	3,966,494	0.1
122,467		Amphenol Corp.	9,227,888	0.1
107,416		Analog Devices, Inc.	17,742,975	0.2
17,841	(1)	ANSYS, Inc.	5,667,194	0.1
3,170,040		Apple, Inc.	553,520,684	7.0
181,570		Applied Materials, Inc.	23,930,926	0.3
45,867	(1)	Arista Networks, Inc.	6,374,596	0.1
44,979	(1)	Autodesk, Inc.	9,641,249	0.1
85,888		Automatic Data Processing, Inc.	19,542,955	0.2
84,422		Broadcom, Inc.	53,158,845	0.7
23,877		Broadridge Financial Solutions, Inc. ADR	3,717,888	0.0
56,668	(1)	Cadence Design Systems, Inc.	9,319,619	0.1
27,752		CDW Corp.	4,964,555	0.1
27,971	(1)	Ceridian HCM Holding, Inc.	1,912,098	0.0
862,386		Cisco Systems, Inc.	48,086,643	0.6
25,502		Citrix Systems, Inc.	2,573,152	0.0
107,400		Cognizant Technology Solutions Corp.	9,630,558	0.1
152,741		Corning, Inc.	5,637,670	0.1
49,989	(1)	DXC Technology Co.	1,631,141	0.0
27,386	(1)	Enphase Energy, Inc.	5,525,947	0.1
11,598	(1)	EPAM Systems, Inc.	3,440,083	0.0
12,419	(1)	F5, Inc.	2,594,950	0.0
124,511		Fidelity National Information Services, Inc.	12,503,395	0.2
121,500	(1)	Fiserv, Inc.	12,320,100	0.2
16,603	(1)	FleetCor Technologies, Inc.	4,135,143	0.1
27,748	(1)	Fortinet, Inc.	9,482,602	0.1
16,816	(1)	Gartner, Inc.	5,002,087	0.1
58,224		Global Payments, Inc.	7,967,372	0.1
264,473		Hewlett Packard Enterprise Co.	4,419,344	0.1
221,388		HP, Inc.	8,036,384	0.1
832,614		Intel Corp.	41,264,350	0.5
183,371		International Business Machines Corp.	23,841,897	0.3
57,900		Intuit, Inc.	27,840,636	0.4
7,303	(1)	IPG Photonics Corp.	801,577	0.0
14,891		Jack Henry & Associates, Inc.	2,934,272	0.0
66,491		Juniper Networks, Inc.	2,470,806	0.0
37,427	(1)	Keysight Technologies, Inc.	5,912,343	0.1
30,817		KLA Corp.	11,280,871	0.1
28,524		Lam Research Corp.	15,334,788	0.2
176,472		Mastercard, Inc. - Class A	63,067,563	0.8
113,685		Microchip Technology, Inc.	8,542,291	0.1
228,964		Micron Technology, Inc.	17,834,006	0.2
1,532,906		Microsoft Corp.	472,610,249	6.0
8,859		Monolithic Power Systems, Inc.	4,302,639	0.1
34,535		Motorola Solutions, Inc.	8,364,377	0.1
45,450		NetApp, Inc.	3,772,350	0.1
118,975		NortonLifeLock, Inc.	3,155,217	0.0
511,182		Nvidia Corp.	139,481,121	1.8
54,376		NXP Semiconductor NV - NXPI - US	10,063,910	0.1
322,160		Oracle Corp.	26,652,297	0.3
65,651		Paychex, Inc.	8,959,392	0.1
9,845	(1)	Paycom Software, Inc.	3,410,111	0.0
238,212	(1)	PayPal Holdings, Inc.	27,549,218	0.4
21,522	(1)	PTC, Inc.	2,318,350	0.0
22,171	(1)	Qorvo, Inc.	2,751,421	0.0
230,441		Qualcomm, Inc.	35,215,994	0.4
201,406	(1)	Salesforce.com, Inc.	42,762,522	0.5
41,178		Seagate Technology Holdings PLC	3,701,902	0.0
40,895	(1)	ServiceNow, Inc.	22,774,017	0.3
33,535		Skyworks Solutions, Inc.	4,469,545	0.1
10,739	(1)	SolarEdge Technologies, Inc.	3,461,931	0.0
31,374	(1)	Synopsys, Inc.	10,456,013	0.1
66,571		TE Connectivity Ltd.	8,719,470	0.1
9,540	(1)	Teledyne Technologies, Inc.	4,508,890	0.1
33,330	(2)	Teradyne, Inc.	3,940,606	0.1
188,840		Texas Instruments, Inc.	34,648,363	0.4
51,324	(1)	Trimble, Inc.	3,702,513	0.0
8,378	(1)	Tyler Technologies, Inc.	3,727,288	0.0
19,760	(1)	VeriSign, Inc.	4,395,810	0.1
339,103	(2)	Visa, Inc. - Class A	75,202,872	1.0
63,983	(1)	Western Digital Corp.	3,176,756	0.0
10,853	(1)	Zebra Technologies Corp.	4,489,886	0.1
			2,193,618,256	27.7

		Materials: 2.6%
45,335		Air Products & Chemicals, Inc.	11,329,670	0.1
23,918		Albemarle Corp.	5,289,466	0.1
309,516	(2)	Amcor PLC	3,506,816	0.0
16,930		Avery Dennison Corp.	2,945,312	0.0
66,228		Ball Corp.	5,960,520	0.1
22,089		Celanese Corp. - Series A	3,155,855	0.0
43,854		CF Industries Holdings, Inc.	4,519,593	0.1
148,656		Corteva, Inc.	8,544,747	0.1
150,440		Dow, Inc.	9,586,037	0.1
104,876		DuPont de Nemours, Inc.	7,716,776	0.1
26,377		Eastman Chemical Co.	2,955,807	0.0
50,978		Ecolab, Inc.	9,000,676	0.1
25,917		FMC Corp.	3,409,900	0.0
300,179		Freeport-McMoRan, Inc.	14,930,903	0.2
52,048		International Flavors & Fragrances, Inc.	6,835,464	0.1
79,185		International Paper Co.	3,654,388	0.1
104,804		Linde PLC	33,477,542	0.4
53,756		LyondellBasell Industries NV - Class A	5,527,192	0.1
12,755		Martin Marietta Materials, Inc.	4,909,272	0.1
75,739		Mosaic Co.	5,036,643	0.1
163,054		Newmont Corp.	12,954,640	0.2
55,617		Nucor Corp.	8,267,467	0.1
19,423		Packaging Corp. of America	3,032,125	0.0
48,542		PPG Industries, Inc.	6,362,400	0.1
30,294		Sealed Air Corp.	2,028,486	0.0
49,323		Sherwin-Williams Co.	12,312,007	0.2
27,135		Vulcan Materials Co.	4,984,699	0.1
53,820		WestRock Co.	2,531,155	0.0
			204,765,558	2.6

		Real Estate: 2.7%
29,761		Alexandria Real Estate Equities, Inc.	5,989,401	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
93,120		American Tower Corp.	$23,393,606	0.3
28,577		AvalonBay Communities, Inc.	7,097,670	0.1
29,065		Boston Properties, Inc.	3,743,572	0.0
68,430	(1)	CBRE Group, Inc.	6,262,714	0.1
88,374		Crown Castle International Corp.	16,313,840	0.2
58,027		Digital Realty Trust, Inc.	8,228,229	0.1
77,874		Duke Realty Corp.	4,521,364	0.1
18,411		Equinix, Inc.	13,653,966	0.2
69,874		Equity Residential	6,283,070	0.1
13,341		Essex Property Trust, Inc.	4,609,049	0.1
27,377		Extra Space Storage, Inc.	5,628,711	0.1
14,468		Federal Realty Investment Trust	1,766,109	0.0
110,273		Healthpeak Properties, Inc.	3,785,672	0.0
146,001		Host Hotels & Resorts, Inc.	2,836,799	0.0
59,205		Iron Mountain, Inc.	3,280,549	0.0
126,090		Kimco Realty Corp.	3,114,423	0.0
23,583		Mid-America Apartment Communities, Inc.	4,939,459	0.1
151,310		ProLogis, Inc.	24,433,539	0.3
31,194		Public Storage, Inc.	12,174,394	0.2
115,682		Realty Income Corp.	8,016,763	0.1
31,508		Regency Centers Corp.	2,247,781	0.0
22,243		SBA Communications Corp.	7,653,816	0.1
67,192		Simon Property Group, Inc.	8,839,780	0.1
61,150		UDR, Inc.	3,508,176	0.0
81,621		Ventas, Inc.	5,040,913	0.1
32,510		Vornado Realty Trust	1,473,353	0.0
89,002		Welltower, Inc.	8,556,652	0.1
152,803		Weyerhaeuser Co.	5,791,234	0.1
			213,184,604	2.7

		Utilities: 2.7%
136,325		AES Corp.	3,507,642	0.0
51,192		Alliant Energy Corp.	3,198,476	0.0
52,673		Ameren Corp.	4,938,620	0.1
102,983		American Electric Power Co., Inc.	10,274,614	0.1
37,120		American Water Works Co., Inc.	6,144,474	0.1
27,692	(2)	Atmos Energy Corp.	3,308,917	0.0
128,586		Centerpoint Energy, Inc.	3,939,875	0.1
59,248		CMS Energy Corp.	4,143,805	0.1
72,332		Consolidated Edison, Inc.	6,848,394	0.1
66,760		Constellation Energy Corp.	3,755,250	0.0
165,623	(2)	Dominion Energy, Inc.	14,072,986	0.2
39,616		DTE Energy Co.	5,237,631	0.1
157,284		Duke Energy Corp.	17,562,331	0.2
77,681		Edison International	5,445,438	0.1
41,095		Entergy Corp.	4,797,841	0.1
46,886		Evergy, Inc.	3,204,189	0.0
70,299		Eversource Energy	6,199,669	0.1
200,281		Exelon Corp.	9,539,384	0.1
116,588		FirstEnergy Corp.	5,346,726	0.1
401,204		NextEra Energy, Inc.	33,985,991	0.4
80,298		NiSource, Inc.	2,553,476	0.0
50,063		NRG Energy, Inc.	1,920,417	0.0
23,068		Pinnacle West Capital Corp.	1,801,611	0.0
153,501		PPL Corp.	4,383,989	0.1
103,395		Public Service Enterprise Group, Inc.	7,237,650	0.1
65,296		Sempra Energy	10,977,564	0.1
216,701		Southern Co.	15,712,990	0.2
64,498		WEC Energy Group, Inc.	6,437,545	0.1
110,145		Xcel Energy, Inc.	7,949,165	0.1
			214,426,660	2.7

	Total Common Stock
	(Cost $4,161,948,828)		7,828,859,213	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
		Commercial Paper: 0.1%
475,000	(3)	Bank of Montreal, 0.220%, 04/18/2022	474,910	0.0
450,000	(3)	Bayeriche Landesbank of New York, 0.160%, 04/01/2022	449,996	0.0
300,000	(3)	Collateralized Commercial Paper V Co., LLC, 0.280%, 05/11/2022	299,770	0.0
400,000	(3)	Collateralized Commercial Paper V Co., LLC, 0.360%, 06/08/2022	399,327	0.0
475,000	(3)	Credit Suisse AG, 0.330%, 06/09/2022	474,273	0.0
450,000	(3)	DNB Bank ASA, 0.220%, 05/03/2022	449,871	0.0
3,118,000	(3)	Exxon Mobile Corporation, 0.290%, 04/01/2022	3,117,975	0.1
450,000	(3)	Landesbank Baden-Wurttemberg, 0.230%, 05/05/2022	449,774	0.0
475,000	(3)	Mitsubishi UFJ Trust and Banking Corp., 0.270%, 04/18/2022	474,912	0.0
250,000	(3)	Mitsubishi UFJ Trust and Banking Corp., 0.300%, 04/26/2022	249,928	0.0
500,000	(3)	Santander UK PLC, 0.230%, 04/08/2022	499,962	0.0
325,000	(3)	Santander UK PLC, 0.290%, 05/03/2022	324,855	0.0
525,000	(3)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	524,982	0.0
275,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.290%, 04/08/2022	274,980	0.0

	Total Commercial Paper
	(Cost $8,465,515)		8,465,515	0.1

		Floating Rate Notes: 0.2%
400,000	(3)	ANZ Bank, 0.420%, 08/18/2022	399,747	0.0
475,000	(3)	Bank of America N.A., 0.410%, 06/22/2022	474,795	0.0
500,000	(3)	Bank of America N.A., 0.380%, 07/06/2022	500,000	0.0
275,000	(3)	Bank of Montreal, 0.410%, 07/25/2022	274,795	0.0
475,000	(3)	Bank of Nova Scotia, 0.410%, 07/12/2022	474,720	0.0
350,000	(3)	Bayeriche Landesbank of New York, 0.470%, 07/27/2022	349,765	0.0
425,000	(3)	Commonwealth Bank of Australia, 0.450%, 09/01/2022	424,621	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
250,000	(3)	Cooperatieve Rabobank U.A./New York, 0.400%, 06/16/2022	$249,901	0.0
475,000	(3)	Cooperatieve Rabobank U.A./New York, 0.400%, 07/11/2022	474,712	0.0
475,000	(3)	Cooperatieve Rabobank U.A./New York, 0.410%, 08/03/2022	474,608	0.0
475,000	(3)	Credit Agricole, 0.410%, 08/04/2022	474,664	0.0
475,000	(3)	Credit Industriel et Commercial, 0.390%, 07/05/2022	474,732	0.0
450,000	(3)	Credit Industriel et Commercial, 0.410%, 07/07/2022	449,748	0.0
300,000	(3)	Credit Industriel et Commercial, 0.440%, 08/08/2022	299,769	0.0
500,000	(3)	Credit Suisse AG, 0.390%, 04/08/2022	500,017	0.1
250,000	(3)	Credit Suisse AG, 0.430%, 07/19/2022	249,853	0.0
400,000	(3)	Mitsubishi UFJ Trust and Banking Corp., 0.430%, 07/22/2022	399,745	0.0
250,000	(3)	Mizuho Bank Ltd., 0.450%, 07/28/2022	249,738	0.0
475,000	(3)	National Australia Bank Ltd., 0.400%, 08/08/2022	474,584	0.0
275,000	(3)	National Australia Bank Ltd., 0.420%, 08/15/2022	274,771	0.0
475,000	(3)	National Bank of Canada, 0.430%, 08/09/2022	474,613	0.0
475,000	(3)	Natixis SA, 0.440%, 06/17/2022	474,878	0.0
475,000	(3)	Natixis SA, 0.390%, 07/11/2022	474,761	0.0
475,000	(3)	Norinchukin Bank of New York, 0.420%, 06/22/2022	474,816	0.0
275,000	(3)	Royal Bank of Canada, 0.400%, 07/11/2022	274,840	0.0
425,000	(3)	Royal Bank of Canada, 0.420%, 08/16/2022	424,649	0.0
600,000	(3)	Skandinaviska Enskilda Banken AB, 0.410%, 07/20/2022	599,654	0.1
475,000	(3)	Societe Generale, 0.430%, 08/08/2022	474,584	0.0
425,000	(3)	Starbird Funding Corp., 0.450%, 08/23/2022	424,320	0.0
475,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.370%, 04/01/2022	475,002	0.0
400,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.430%, 07/25/2022	399,762	0.0
475,000	(3)	Svenska Handelsbanken AB, 0.400%, 07/11/2022	474,699	0.0
250,000	(3)	Svenska Handelsbanken AB, 0.420%, 07/29/2022	249,800	0.0
475,000	(3)	Toronto-Dominion Bank, 0.430%, 07/25/2022	474,800	0.0
375,000	(3)	Toronto-Dominion Bank, 0.440%, 08/19/2022	374,738	0.0
500,000	(3)	Westpac Banking Corp., 0.410%, 08/02/2022	499,689	0.0

	Total Floating Rate Notes
	(Cost $14,990,890)		14,990,890	0.2

		Repurchase Agreements: 0.8%
15,182,320	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $15,182,441, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $15,485,966, due 04/25/22-12/20/71)	15,182,320	0.2
3,880,459	(3)	CF Secured LLC, Repurchase Agreement dated 03/31/22, 0.29%, due 04/01/22 (Repurchase Amount $3,880,490, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $3,958,069, due 04/05/22-03/01/52)	3,880,459	0.1
7,681,341	(3)	Citadel Securities LLC, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $7,681,410, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $7,835,060, due 04/19/22-02/15/52)	7,681,341	0.1
19,444,522	(3)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $19,444,682, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $19,833,412, due 04/05/22-04/01/52)	19,444,522	0.2
3,377,515	(3)	Industrial & Comm. Bank of China, Repurchase Agreement dated 03/31/22, 0.28%, due 04/01/22 (Repurchase Amount $3,377,541, collateralized by various U.S. Government Securities, 0.000%-2.250%, Market Value plus accrued interest $3,445,065, due 03/23/23-02/28/27)	3,377,515	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
4,579,889	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $4,579,930, collateralized by various U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $4,671,530, due 05/01/22-02/20/72)	$4,579,889	0.1
9,694,353	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/22, 0.33%, due 04/01/22 (Repurchase Amount $9,694,441, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,888,246, due 01/15/25-02/15/51)	9,694,353	0.1
2,475,486	(3)	Stonex Financial Inc., Repurchase Agreement dated 03/31/22, 0.35%, due 04/01/22 (Repurchase Amount $2,475,510, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,599,261, due 04/15/22-02/20/72)	2,475,486	0.0

	Total Repurchase Agreements
	(Cost $66,315,885)		66,315,885	0.8

		Certificates of Deposit: 0.0%
425,000	(3)	Bayeriche Landesbank of New York, 0.210%, 04/05/2022	424,992	0.0
400,000	(3)	Commonwealth Bank of Australia, 0.130%, 04/08/2022	399,984	0.0
275,000	(3)	Norinchukin Bank of New York, 0.220%, 04/12/2022	274,989	0.0
475,000	(3)	Oversea-Chinese Banking Corp. Ltd., 0.150%, 04/07/2022	474,981	0.0

	Total Certificates of Deposit
	(Cost $1,574,946)		1,574,946	0.0

		Time Deposits: 0.2%
1,850,000	(3)	ANZ Bank, 0.310%, 04/01/2022	1,850,000	0.0
3,240,000	(3)	Barclays Bank PLC, 0.340%, 04/01/2022	3,240,000	0.1
2,020,000	(3)	Cooperatieve Rabobank U.A./New York, 0.300%, 04/01/2022	2,020,000	0.0
1,140,000	(3)	Credit Agricole, 0.310%, 04/01/2022	1,140,000	0.0
1,120,000	(3)	Landesbank Baden-Wurttemberg, 0.330%, 04/01/2022	1,120,000	0.0
1,290,000	(3)	Royal Bank of Canada, 0.300%, 04/01/2022	1,290,000	0.0
2,460,000	(3)	Svenska Handelsbanken AB, 0.270%, 04/01/2022	2,460,000	0.1

	Total Time Deposits
	(Cost $13,120,000)		13,120,000	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
3,296,000	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	3,296,000	0.1
3,296,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.250%	3,296,000	0.0
2,591,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	2,591,000	0.0
	Total Mutual Funds
	(Cost $9,183,000)		9,183,000	0.1

	Total Short-Term Investments
	(Cost $113,650,236)		113,650,236	1.4

	Total Investments in Securities (Cost $4,275,599,064)		$7,942,509,449	100.3
	Liabilities in Excess of Other Assets		(25,242,710)	(0.3)
	Net Assets		$7,917,266,739	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2022.

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$7,828,859,213	$–	$–	$7,828,859,213
Short-Term Investments	9,183,000	104,467,236	–	113,650,236
Total Investments, at fair value	$7,838,042,213	$104,467,236	$–	$7,942,509,449
Other Financial Instruments+
Futures	5,346,184	–	–	5,346,184
Total Assets	$7,843,388,397	$104,467,236	$–	$7,947,855,633

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	386	06/17/22	$87,443,475	$5,346,184
			$87,443,475	$5,346,184

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $4,299,798,998.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,776,305,387
Gross Unrealized Depreciation	(128,248,752)
Net Unrealized Appreciation	$3,648,056,635